Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 28,033	$ 24,969
Research and development carry forward expenses-temporary differences	1,567	1,282
Accrual and reserves	241	139
Deferred tax assets before valuation allowance	29,841	26,390
Valuation allowance	(29,655)	(26,311)	$ (22,560)	$ (16,196)
Net deferred tax assets	$ 186	$ 79